Financial instruments - risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments - Risk Management Tables
Schedule of consolidated derivative financial instruments

A summary of the financial instruments held by category is provided below:

Financial assets - loans and receivables

	2017	2016	2015
	£'000	£’000	£'000

Cash and cash equivalents	13,204	17,608	16,175
Trade receivables	2,232	1,428	985
Other receivables	848	873	1,213

Total financial assets	16,284	19,909	18,373

Financial liabilities - amortised cost

	2017	2016	2015
	£'000	£’000	£'000

Trade payables	2,271	3,268	2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101
Borrowings	6,546	2,158	1,950

Total financial liabilities - amortised cost	13,048	8,595	7,371

Financial liabilities – fair value through profit and loss – current

	2017	2016	2015
	£'000	£’000	£'000

Equity settled derivative financial liability	-	400	1,573

Schedule of consolidated financial assets and liabilities valued at fair value

The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 11:

Financial liabilities	Fair value as at 31/12/2017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5%determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Schedule of Foreign exchange risk

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2017	2016	2015
	£'000	£’000	£'000

Cash and cash equivalents:
Pounds Sterling	6,116	10,229	14,494
US Dollar	5,362	2,186	819
Euro	1,632	5,143	862
Other	94	50	-

Total	13,204	17,608	16,175

The table below shows the foreign currency exposure that give rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December 2017, these exposures were as follows:

	2017	2016	2015
	£'000	£’000	£'000

Net Foreign Currency Assets/(Liabilities):
US Dollar	4,459	(206)	(1,691)
Euro	(362)	2,655	77
Other	95	58	(8)

Total	4,192	2,507	(1,622)

Schedule of foreign currency exchange rates

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2017	US Dollar	Euro	Other
	£'000	£’000	£'000

Loss before tax	307	(89)	-
Total equity	307	(89)	-

Year ended 31 December 2016	US Dollar	Euro	Other
	£'000	£’000	£'000

Loss before tax	521	(73)	(55)
Total equity	521	(73)	(55)

Schedule of contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2017	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,502	-	-	-	-
Bank loans	120	359	2,201	3,926	-
Finance leases	16	25	30	-	-
Government research loans	43	268	467	545	47

Total	6,681	649	2,698	4,471	47

2016	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,437	-	-	-	-
Bank loans	3	8	11	4	-
Finance leases	7	26	30	33	-
Government research loans	-	449	269	761	393

Total	6,447	483	310	798	393

2015	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	5,421	-	-	-	-
Bank loans	2	7	9	13	-
Finance leases	7	71	27	56	-
Government research loans	36	352	195	644	755

Total	5,466	430	231	713	755